Land Use Rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
COST
Beginning balance, At January 1	$ 691,618	$ 769,643
additions for the year
translation adjustment	42,635	(78,025)
Ending balance, At December 31	734,253	691,618
AMORTIZATION
Beginning balance, At January 1	(66,724)	(82,605)
charge for the year	(14,307)	(19,009)
translation adjustment	(4,569)	34,890
Ending balance, At December 31	(85,600)	(66,724)
CARRYING AMOUNTS
Land use rights	$ 648,652	$ 624,894